SP INTERNATIONAL GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 99.1%
Common Stocks — 97.8%
Argentina — 1.9%
MercadoLibre, Inc.*(a)	1,663	$1,800,164
Australia — 1.4%
Aristocrat Leisure Ltd.	15,276	331,137
Cochlear Ltd.	2,967	422,921
CSL Ltd.	2,561	529,378
		1,283,436
Austria — 0.4%
BAWAG Group AG, 144A*	10,897	393,706
Belgium — 0.3%
KBC Group NV	4,620	231,822
Canada — 3.1%
Brookfield Asset Management, Inc. (Class A Stock)	5,114	169,069
Canadian National Railway Co.	6,390	680,535
Dollarama, Inc.	8,932	342,375
Shopify, Inc. (Class A Stock)*	1,647	1,684,831
		2,876,810
China — 10.2%
Alibaba Group Holding Ltd.*	50,940	1,835,377
Alibaba Group Holding Ltd., ADR*	3,756	1,104,189
Jiangsu Hengrui Medicine Co. Ltd. (Class A Stock)	44,102	587,374
Kweichow Moutai Co. Ltd. (Class A Stock)	1,445	357,135
Meituan Dianping (Class B Stock)*	38,417	1,212,403
NetEase, Inc.	32,525	582,854
TAL Education Group, ADR*	9,581	728,539
Tencent Holdings Ltd.	33,273	2,243,458
Wuxi Biologics Cayman, Inc., 144A*	31,912	784,372
		9,435,701
Denmark — 3.0%
Chr Hansen Holding A/S	1,412	156,535
Coloplast A/S (Class B Stock)	3,498	552,075
DSV Panalpina A/S	2,505	406,979
Novo Nordisk A/S (Class B Stock)	16,243	1,122,558
Orsted A/S, 144A	4,015	550,902
		2,789,049
Finland — 0.5%
Neste OYJ	8,361	439,115
France — 11.3%
Air Liquide SA	1,590	252,100
Airbus SE*	4,607	335,122
Arkema SA	1,375	145,635
Capgemini SE	4,033	517,173
Dassault Systemes SE	3,816	713,704
Kering SA	1,322	877,249
L’Oreal SA	4,537	1,474,910
LVMH Moet Hennessy Louis Vuitton SE	4,075	1,905,604
Pernod Ricard SA	6,367	1,015,696
Remy Cointreau SA	2,670	488,230
	Shares	Value
Common Stocks (continued)
France (cont’d.)
Safran SA*	4,362	$429,943
Sartorius Stedim Biotech	921	317,847
Schneider Electric SE	4,244	526,004
Teleperformance	3,565	1,099,271
TOTAL SE	9,460	322,761
		10,421,249
Germany — 6.3%
adidas AG*	1,097	353,981
Brenntag AG	6,677	423,997
CTS Eventim AG & Co. KGaA*	5,861	282,817
Deutsche Boerse AG	1,845	323,472
Gerresheimer AG	7,046	788,259
Hypoport SE*	245	153,226
Infineon Technologies AG	39,579	1,113,119
Rational AG	550	431,284
SAP SE	4,567	709,747
SAP SE, ADR(a)	4,465	695,692
Scout24 AG, 144A	4,817	420,394
TeamViewer AG, 144A*	2,806	138,497
		5,834,485
Hong Kong — 2.0%
AIA Group Ltd.	103,400	1,025,027
Techtronic Industries Co. Ltd.	60,700	808,528
		1,833,555
India — 1.5%
HDFC Bank Ltd., ADR*	6,572	328,337
Infosys Ltd., ADR	30,538	421,730
Reliance Industries Ltd., 144A, GDR	11,013	670,071
		1,420,138
Ireland — 2.7%
AerCap Holdings NV*	4,407	111,012
CRH PLC	19,904	715,345
Kerry Group PLC (Class A Stock)	5,269	676,132
Kingspan Group PLC*	7,009	638,246
Smurfit Kappa Group PLC	8,555	335,354
		2,476,089
Israel — 2.3%
Check Point Software Technologies Ltd.*(a)	6,034	726,131
Nice Ltd., ADR*(a)	3,496	793,697
Wix.com Ltd.*	2,442	622,344
		2,142,172
Italy — 1.9%
Brunello Cucinelli SpA*(a)	14,654	448,622
Ferrari NV	4,989	915,359
Nexi SpA, 144A*	20,685	415,292
		1,779,273
Japan — 8.6%
Asahi Intecc Co. Ltd.	7,700	241,772
Bridgestone Corp.	12,600	397,598
A1

SP INTERNATIONAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
Daikin Industries Ltd.	5,300	$974,638
GMO Payment Gateway, Inc.	4,065	435,135
Hoya Corp.	9,300	1,049,918
Kao Corp.	2,800	209,659
Keyence Corp.	1,900	885,427
Menicon Co. Ltd.	8,885	592,598
Nihon M&A Center, Inc.	6,400	365,975
Sanwa Holdings Corp.	35,100	372,913
SCSK Corp.	4,700	262,980
Shionogi & Co. Ltd.	5,100	272,902
Shiseido Co. Ltd.	5,400	309,785
SMC Corp.	1,100	610,425
Terumo Corp.	6,900	274,757
Tokio Marine Holdings, Inc.	6,200	270,846
Toyota Motor Corp.	7,000	461,630
		7,988,958
Netherlands — 5.9%
Adyen NV, 144A*	1,375	2,533,186
ASML Holding NV	4,137	1,525,742
Heineken NV	5,301	471,882
Koninklijke Philips NV*	11,106	522,668
NXP Semiconductors NV	2,957	369,063
		5,422,541
New Zealand — 0.3%
Fisher & Paykel Healthcare Corp. Ltd.	12,949	284,418
Norway — 0.3%
TOMRA Systems ASA*	7,366	316,816
Singapore — 0.4%
DBS Group Holdings Ltd.	22,500	330,440
Spain — 0.4%
Amadeus IT Group SA	6,548	364,536
Sweden — 2.6%
Assa Abloy AB (Class B Stock)	23,263	543,855
Atlas Copco AB (Class A Stock)	13,602	648,802
Autoliv, Inc.	1,684	122,730
Hexagon AB (Class B Stock)*	10,747	810,597
Nibe Industrier AB (Class B Stock)*	12,629	324,993
		2,450,977
Switzerland — 9.2%
Alcon, Inc.*	3,451	195,576
Givaudan SA	209	900,139
Julius Baer Group Ltd.	8,004	339,665
Lonza Group AG	2,100	1,293,392
Novartis AG	7,031	609,524
Partners Group Holding AG	925	851,567
Roche Holding AG	2,638	903,634
SGS SA	134	358,566
SIG Combibloc Group AG*	28,318	568,053
Sika AG	2,306	565,552
Sonova Holding AG*	2,580	650,770
Straumann Holding AG	567	572,013
Temenos AG	3,121	419,741
	Shares	Value
Common Stocks (continued)
Switzerland (cont’d.)
UBS Group AG	27,160	$302,773
		8,530,965
Taiwan — 4.0%
Sea Ltd., ADR*(a)	12,370	1,905,475
Taiwan Semiconductor Manufacturing Co. Ltd.	60,000	906,462
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	10,498	851,073
		3,663,010
United Kingdom — 13.1%
Abcam PLC	23,901	378,354
Ashtead Group PLC	11,093	398,986
AstraZeneca PLC	4,956	541,117
Barratt Developments PLC	29,367	179,768
Bunzl PLC	28,319	914,327
Compass Group PLC	22,539	338,768
DCC PLC	7,874	608,554
Diageo PLC	18,222	625,053
Electrocomponents PLC	56,456	517,044
Experian PLC	38,169	1,435,262
Fevertree Drinks PLC	14,473	433,458
Halma PLC	10,480	316,134
London Stock Exchange Group PLC	8,010	916,393
Prudential PLC	24,676	353,247
Reckitt Benckiser Group PLC	6,633	647,984
RELX PLC	25,004	556,194
Rentokil Initial PLC*	55,570	383,393
Rightmove PLC	29,864	240,692
Segro PLC, REIT	37,453	450,583
Smith & Nephew PLC	17,254	336,943
Spectris PLC	7,588	237,987
Spirax-Sarco Engineering PLC	2,525	359,569
St. James’s Place PLC	17,264	206,774
Unilever NV	9,382	565,902
Weir Group PLC (The)	14,000	225,529
		12,168,015
United States — 4.2%
Aon PLC (Class A Stock)	2,878	593,731
Atlassian Corp. PLC (Class A Stock)*	5,540	1,007,117
Ferguson PLC	6,365	641,457
Lululemon Athletica, Inc.*	3,863	1,272,356
Spotify Technology SA*	1,656	401,696
		3,916,357

Total Common Stocks (cost $58,395,806)		90,593,797
Preferred Stock — 1.3%
Germany
Sartorius AG (PRFC)	3,035	1,246,348
(cost $227,341)

Total Long-Term Investments (cost $58,623,147)		91,840,145

A2

SP INTERNATIONAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value

Short-Term Investments — 6.8%
Affiliated Mutual Funds — 6.4%
PGIM Core Ultra Short Bond Fund(w)	394,174	$394,174
PGIM Institutional Money Market Fund (cost $5,559,752; includes $5,558,667 of cash collateral for securities on loan)(b)(w)	5,566,316	5,565,203

Total Affiliated Mutual Funds (cost $5,953,926)		5,959,377
Unaffiliated Fund — 0.4%
BlackRock Liquidity FedFund	370,730	370,730
(cost $370,730)

Total Short-Term Investments (cost $6,324,656)		6,330,107

TOTAL INVESTMENTS—105.9% (cost $64,947,803)		98,170,252

Liabilities in excess of other assets — (5.9)%		(5,502,237)

Net Assets — 100.0%		$92,668,015

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PRFC	Preference Shares
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $5,431,927; cash collateral of $5,558,667 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A3